Investment Securities - Details of Long-term Investment Securities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of financial assets [line items]
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 1,510,428		₩ 1,454,361
Sale or issue of treasury shares	57,017	₩ 300,000
SK Square Co., Ltd [Member]
Disclosure of financial assets [line items]
Sale or issue of treasury shares	₩ 35,037